Concentration of credit risks (Tables)	6 Months Ended
Jun. 30, 2024
Risks and Uncertainties [Abstract]
Concentration of Credit Risks - Schedule of Concentration of Risk by Risk Factor
	Revenue concentration (% of total net sales)		Receivables concentration (% of total accounts receivable)
	Unaudited 6 months ended June 30,		As at June 30,	As at December 31,
	2024	2023	2024 (unaudited)	2023
Multinational electronics contract manufacturing company	4%	22%	-	15%
Multinational telecommunication & hardware manufacturing company	-	-	-	12%
International digital security company	1%	12%	-	-
International software services provider	1%	5%	-	14%
International computer and hardware manufacturer	22%	3%	65%	12%
International equipment and software manufacturer	-	3%	-	19%
International electronic components manufacturer	12%	8%	-	-